Share capital warrants and subscription receipts - Additional information (Detail) $ / shares in Units, $ in Thousands							9 Months Ended	12 Months Ended
	Nov. 14, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Feb. 27, 2023 shares $ / shares	Jul. 23, 2021 USD ($)	Jan. 19, 2021	Oct. 04, 2018	Aug. 31, 2023 shares	Nov. 30, 2023 USD ($) yr shares $ / shares	Nov. 30, 2022 USD ($) yr shares $ / shares	Nov. 30, 2021 USD ($) shares $ / shares		Jul. 31, 2023 $ / shares shares	Mar. 31, 2021 shares
Disclosure of classes of share capital [line items]
Payments for share issue costs								$ 1,585	$ 89	$ 3,394	[1]
Issued capital								363,927	338,751
Share based compensation expense								2,109	3,604	1,651
Change in fair value								(224)	(221)	209	[1]
Deferred stock liability								39	589
SAR Contractual Life						10 years
Net loss								$ (23,957)	$ (47,237)	$ (31,725)	[1]
Effect of share options number of ordinary shares | shares								2,053,928	1,286,695	817,766
Effect of share options number of Warrants shares | shares									8,130,550	8,130,550
Proceeds from exercise of warrants								$ 0	$ 0	$ 742	[1]
Public Offering [Member]
Disclosure of classes of share capital [line items]
Common stock, Conversion basis					one half of one
Class of warrant or right, Outstanding | shares							8,130,550	8,130,550
Exercise price of each warrants | $ / shares								$ 12.72
Number of shares issued and fully paid | shares		12,500,000
Par value per share | $ / shares		$ 1
Proceeds from issuing shares		$ 12,500
Percentage Of Ownership Holding Common Shares	50.00%
Percentage Of Ownership Of The Investor	19.90%
Class Of Warrant Or Right Expiration Date							Jan. 19, 2024
Proceeds from exercise of warrants										$ 742
Class Of Warrant Or Right Exercised | shares								0	0	233,400
Over-allotment [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	160,000
Par value per share | $ / shares	$ 1
Proceeds from issuing shares	$ 160
Investment Quebec [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares	9,118,184
Payments for share issue costs	$ 2,053
Non-voting Subscription Receipts [Member] | Investment Quebec [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares	3,381,816
Class of warrants or rights exercise price per share | $ / shares	$ 1
Proceeds from the issuance of common shares and warrants	$ 12,500
Marathon Warrants [member]
Disclosure of classes of share capital [line items]
Potential share issue in the future on exercise of warrants | shares								5,000,000
Katana [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares													120,482
Shares issued during the period | shares													120,482
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital										$ 668
Ordinary shares [member] | Marathon Warrants [member]
Disclosure of classes of share capital [line items]
Warrants exercisable price per share | $ / shares			$ 5.8
Warrants exercisable | shares			1,250,000
Financial liabilities at fair value through profit or loss, category [member] | Marathon Warrants [member] | Affiliates of Marathon Asset Management [member]
Disclosure of classes of share capital [line items]
Class of number warrants or rights issued during the period | shares			5,000,000
Term of warrants			7 years
Fifth Amendment of the Loan facility [member] | Financial liabilities at fair value through profit or loss, category [member] | Marathon Warrants [member] | Affiliates of Marathon Asset Management [member]
Disclosure of classes of share capital [line items]
Class of warrants or rights exercise price per share | $ / shares												$ 2.3
Class of warrants or rights outstanding | shares												5,000,000
Gain (loss) on debt modification								$ (2,650)
Increase in the fair value of liability recorded								350
Gain (loss) due to changes in fair value of financial liabilities at fair value through profit or loss								1,525
Transaction cost of warrants issued								196
Transaction costs allocated to the loan facility								78
Deferred financing costs on the loan facility								$ 118
ATM program [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares								$ 1.85
Proceeds from issuing shares								$ 2,960
Payments for share issue costs								126		$ 0
Deferred financing costs written down								$ 607
Shares issued during the period | shares									400,000	0
Potential aggregate offering price				$ 50,000
Stock issuable as a percentage of total shares issued and outstanding								17.00%
Effect of share options number of ordinary shares | shares								0	29,589	0
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense								$ 0	$ 126	$ 78
Change in fair value								224	$ 221	$ (209)
Deferred stock units outstanding | shares									24,878	67,536
Deferred stock liability									$ 39	$ 589
Cash Settled Forward Contracts [Member] | Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Change in fair value								(492)	$ (217)	$ 212
Shares outstanding | shares									67,535	67,535
Fair value of cash settled forward contracts								$ 110	$ 603
Two Thousand And Sixteen Shareholders Plan [Member]
Disclosure of classes of share capital [line items]
Shareholders rights covenants								The rights issued under the Rights Plan are initially attached to and traded with the common shares, and no separate certificate is issued unless a triggering event occurs. The rights become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding common shares without complying with the “Permitted Bid” provisions of the Rights Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Rights Plan, each right (other than those held by the acquiring person) will permit the holder to purchase for the exercise price that number of common shares determined as follows: a value of twice the exercise price divided by the “Market Price” (defined under the Rights Plan as being the average weighted trading price per common share for the 20 consecutive trading days through and including the trading day immediately preceding the relevant date) on the common share acquisition date (defined as “Stock Acquisition Date” under the Rights Plan). The exercise price under the Rights Plan has been set to three (3) times the Market Price. Under the Rights Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, more than 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, have been tendered, the offeror may take up and pay for the common shares. If more than 50% of the outstanding common shares, other than those owed by the offeror and certain related parties, have been tendered within the above mentioned 105 days period, the offeror must make a public announcement of that fact and the bid must remain open for an additional ten business days from the date of the announcement.
Two Thousand And Sixteen Shareholders Plan [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Price per share for the settlement of cash-settled forward stock contracts | $ / shares									$ 19.47	$ 19.68
Stock Option Plan Two Thousand And Nineteen [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense								$ 2,237	$ 3,860	$ 1,879
Exercise period of options | yr								10
Period of vesting of options								Generally, the Options vest on the grant date or over a period of up to three years.
Remaining options available for issuance | shares								5,762,675	1,091,358	1,062,851
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Share based compensation expense								$ 22	$ 12	$ 53
Exercise period of options | yr								6.8	7.8
Fifth Amendment [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Warrants exercisable | shares								1,250,000

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.